UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Jennison Natural
Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	5/31/2005

Date of reporting period:	8/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Jennison Natural Resources Fund, Inc.

Schedule of Investments as of August 31, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.1%
COMMON STOCKS 95.5%
Capital Markets 1.4%
50,000	Globaly Corp.	$1,685,726
47,000	Kobayashi Yoko Co., Ltd.	959,315
127,000	Nihon Unicom Corp.	1,816,848

		4,461,889

Chemicals 2.6%
119,100	Hokko Chemical Industry Co., Ltd.	409,137
400,100	Lyondell Chemical Co.	7,877,969

		8,287,106

Construction Materials 1.2%
3,130,000	Anhui Conch Cement Co., Ltd.	3,752,011

Energy Equipment & Services 29.9%
311,700	BJ Services Co.(d)	14,977,185
42,400	CARBO Ceramics, Inc.	2,728,440
51,000	Cooper Cameron Corp.(a)(d)	2,597,430
386,100	ENSCO International, Inc.	11,258,676
62,388	FMC Technologies, Inc.(a)(d)	1,916,559
48,800	Grant Prideco, Inc.(a)(d)	891,576
75,400	Grey Wolf, Inc.(a)(d)	320,450
23,500	Hydril Co.(a)	840,125
101,100	Maverick Tube Corp.(a)(d)	2,994,582
97,800	Nabors Industries Ltd.(a)(d)	4,312,980
318,200	National-Oilwell, Inc.(a)(d)	9,514,180
137,100	Oil States International, Inc.(a)	2,207,310
266,400	OPTI Canada, Inc. (Class “C” Stock)(a)(g) (cost $4,144,221; Purchased 4/15/04-6/23/04)	3,336,066
474,118	OPTI Canada, Inc. (Class “C” Stock)(a)(g) (cost $6,627,984; Purchased 6/30/03-4/8/04)	5,937,270
65,000	Rowan Cos., Inc.(a)(d)	1,580,800
260,400	Smith International, Inc.(a)(d)	14,837,592
182,200	Transocean, Inc.(a)	5,593,540
43,300	W-H Energy Services, Inc.(a)	819,236
198,200	Weatherford International Ltd.(a)(d)	9,184,588

		95,848,585

Food Products 0.3%
79,200	Cresud S.A.C.I.F.y A. (ADR)(a)	934,560

Household Durables 0.3%
99,300	Blount International, Inc.(a)	1,077,405

Industrial Conglomerates 3.7%
111,300	Phelps Dodge Corp.(d)	9,077,628
499,700	WMC Resources Ltd.	1,736,086
68,000	WMC Resources Ltd. (ADR)	983,280

		11,796,994

Jennison Natural Resources Fund, Inc.

Schedule of Investments as of August 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Machinery 0.2%
180,500	Railpower Technologies Corp.(a)	490,430

Metals & Mining 25.1%
64,700	Alcoa, Inc.(d)	2,094,986
129,100	Alumina Ltd. (ADR)	1,984,267
543,600	Alumina Ltd.	2,084,376
52,400	Aluminum Corp. of China (ADR)(d)	2,574,936
47,900	Anglo American Platinum Corp., Ltd.	2,126,490
57,671	AngloGold Ashanti Ltd. (ADR)(d)	2,047,315
347,050	Aquarius Platinum Ltd.	1,629,711
96,800	Arizona Star Resource Corp.(a)	294,602
580,400	AXMIN, Inc.(a)	286,324
120,700	Cameco Corp.	7,855,210
126,011	Canico Resource Corp.	1,209,805
27,600	Century Aluminum Co.(a)(d)	683,928
72,100	Coeur d’Alene Mines Corp.(a)(d)	259,560
126,900	Companhia Vale do Rio Doce (ADR)(d)	7,331,013
260,700	CONSOL Energy, Inc.	8,363,256
1,580,500	Crystallex International Corp.(a)	4,425,400
632,600	Durban Roodepoort Deep Ltd. (ADR)(a)(d)	1,113,376
10,540	European Goldfields Ltd.(a)	21,998
109,900	First Quantum Minerals Ltd.(a)	1,081,818
57,200	FNX Mining Co., Inc. (a)(g) (cost $189,466; Purchased 7/23/03)	241,806
147,900	Freeport-McMoRan Copper & Gold, Inc. (Class B)(d)	5,565,477
190,200	Gabriel Resources Ltd.(a)	258,393
166,900	Gold Reserve, Inc.(a)(d)	628,282
56,400	Golden Star Resources Ltd.(a)	260,568
147,373	Harmony Gold Mining Co., Ltd.	1,815,082
280,800	Harmony Gold Mining Ltd. (ADR)(d)	3,504,384
30,700	Impala Platinum Holdings Ltd.	2,575,917
131,000	Ivanhoe Mines Ltd.(a)	573,780
151,042	Kinross Gold Corp.(a)	927,391
38,000	Korea Zinc Co., Ltd.(a)	620,220
1,760,200	Lihir Gold Ltd.(a)	1,280,254
89,500	Massey Energy Co.(d)	2,463,040
216,500	Meridian Gold, Inc.(a)	2,852,489
61,100	Miramar Mining Corp.(a)(d)	61,100
86,400	Miramar Mining Corp. (Canadian Dollar)(a)	85,246
190,500	Nelson Resources Ltd.(a)	202,413
96,400	Nevsun Resources Ltd.(a)	305,823
131,200	Newcrest Mining Ltd.(a)	1,380,438
280,000	Orezone Resources, Inc.(a)	286,885
351,500	Oxus Gold PLC(a)	303,519
23,845	Pan American Silver Corp.(a)	351,269
280,300	Platinum Group Metals Ltd.(a)	236,136
59,600	Randgold Resources Ltd. (ADR)(a)	567,392
88,100	Southern Peru Copper Corp.	3,920,450
608,800	Southern Platinum Corp.(a)	1,316,849
608,800	SouthernEra Diamonds, Inc.(a)	157,098
107,200	Stornoway Diamond Corp.(a)(d)	178,178

		80,388,250

Jennison Natural Resources Fund, Inc.

Schedule of Investments as of August 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Oil & Gas 30.6%
77,012	Apache Corp.	3,441,666
18,900	Brigham Exploration Co.(a)	154,035
128,400	Carrizo Oil & Gas, Inc.(a)	1,001,520
56,200	Cheniere Energy, Inc.(a)(d)	971,698
157,000	Denbury Resources, Inc.(a)(d)	3,438,300
116,000	Encore Acquisition Co.(a)	3,236,400
171,300	Endeavour International Corp.(a)(d)	503,622
89,000	Eni S.p.A. (ADR)	9,156,320
166,800	Evergreen Resources, Inc.(a)(d)	6,580,260
350,100	Galaxy Energy Corp.(a)(d)	451,629
367,400	Gasco Energy, Inc.(a)(d)	764,192
190,600	Genoil, Inc.(a)	33,994
130,300	Houston Exploration Co. (The)(a)	6,690,905
66,920	KCS Energy, Inc.(a)	839,846
8,600	Lukoil (ADR)(a)	1,014,800
29,300	McMoRan Exploration Co.(a)(d)	409,907
173,300	Nexen, Inc. (Canadian Dollar)(d)	6,181,611
25,100	Noble Energy, Inc.	1,292,148
113,000	Petroleo Brasileiro SA (ADR)(d)	3,474,750
85,786	Pioneer Natural Resources Co.	2,869,542
135,800	Quicksilver Resources, Inc.(a)(d)	3,825,486
13,500	Sibneft (ADR)(d)	362,880
33,000	St. Mary Land & Exploration Co.(d)	1,151,370
312,200	Suncor Energy, Inc.	8,716,624
21,900	Surgutneftegaz (ADR)(d)	764,310
89,100	Swift Energy Co.(a)(d)	1,813,185
61,960	Total SA	12,055,530
184,394	Trident Resources Corp. (a)(e)(f) (cost $2,058,960; Purchased 12/04/03-8/25/04)	2,309,123
1,165,500	UTS Energy Corp.(a)	574,966
287,600	Western Gas Resources, Inc.	8,029,792
129,300	Western Oil Sands, Inc. (Class A)(a)	3,299,230
70,895	XTO Energy, Inc.(d)	1,987,896
40,910	YUKOS (ADR)(a)(d)	687,288

		98,084,825

Real Estate 0.2%
72,400	IRSA Inversiones y Representaciones S.A. (GDR)(a)(d)	515,488

	Total common stocks (cost $234,572,300)	305,637,543

Principal Amount (000)	Description
Convertible Bonds
Conv-Industrial
9	JCI Ltd.(h) 11.50%, 7/15/05 (cost $1,346)	14
LINKED NOTE 0.7%

Jennison Natural Resources Fund, Inc.

Schedule of Investments as of August 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Metals & Mining 0.7%
10,870	USD Palladium Linked Bank Note, zero coupon, 7/13/07 (cost $2,000,001; Purchased 6/30/03)(f)	2,249,619

Preferred Stocks 0.6%
Oil & Gas 0.6%
42,900	Surgutneftegaz (ADR)(d) (cost $1,526,720)	1,855,425

Staple Unit 0.3%
Paper & Forest Products 0.3%
83,100	TimberWest Forest Ltd.(b) (cost $625,209)	860,895

Warrant Units
Metals & Mining
11,922	Pan American Silver Corp. Expiring 2/20/08 @ CAD$12(a) (cost $33,484)	88,945

	Total long-term investments (cost $238,759,060)	310,692,441

SHORT-TERM INVESTMENTS 30.5%
Mutual Fund 30.5%
97,655,234	Dryden Core Investment Fund-Taxable Money Market Series (cost $97,655,234; Note 3)(c)	97,655,234

Repurchase Agreement
39,000	State Street Bank & Trust Co. Repurchase Agreement, dated 8/31/04, 0.15%, due 9/1/04(i)	39,000
	Total short-term investments (cost $97,694,234)	97,694,234

	Total Investments 127.6% (cost $336,453,294)(j)	408,386,675
	Liabilities in excess of other assets ( 27.6%)	(88,254,860)

	Net Assets 100%	$320,131,815

(a)	Non-income producing security.
(b)	A Stapled Unit consists of 1 common share, 100 preferred shares, and 1 subordinate note receipt.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Securities, or a portion thereof, on loan with an aggregate market value of $85,117,137; cash collateral of $88,483,323 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	Indicates a fair valued security. The aggregate value, $2,309,123, is approximately 0.7% of net assets.
(f)	Indicates illiquid securities. The aggregate cost of such securities is $4,058,961. The aggregate value of $4,558,742 is approximately 1.4% of net assets.
(g)	Indicates securities restricted to resale. The aggregate cost of such securities was $10,961,671. The aggregate value of $9,515,142 is approximately 3% of net assets. Certain issues of restricted securities held by the Fund include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration.
(h)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at August 31, 2004.
(i)	State Street Bank & Trust Repurchase Agreement, 0.15% dated 8/31/04, due 9/1/04 in the amount of $39,000 (cost $39,000; collateralized by U.S. Treasury Bond 10.375% due 11/15/12. The value of the collateral including accrued interest was $45,034).
(j)	The United States Federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$337,890,747	$80,239,548	$9,743,620	$70,495,928

The difference between book basis and tax basis is primarily attributable to wash sales and mark to market on passive foreign investment companies.

ADR – American Depositary Receipt.

GDR – Global Depositary Receipt.

The classification of portfolio holdings by country and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2004 was as follows:

†United States	105.2%
Canada	11.1
France	3.8
Australia	2.5
South Africa	2.0
Japan	1.5
Hong Kong	1.2
South Korea	0.2
United Kingdom	0.1

127.6
Liabilities in excess of other assets	(27.6)

100.0%

†	A portion of the holdings represent ADR’s.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The market value of investment securities, other assets and liabilities—at the current rates of exchange.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.SEC.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Natural Resources Fund

By (Signature and Title)*	/s/ WILLIAM V. HEALEY
William V. Healey
Chief Legal Officer

Date    October 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date    October 26, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date    October 26, 2004

*	Print the name and title of each signing officer under his or her signature.